Financing Arrangements (Details Textual 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.25%	3.25%
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Senior Secured Note Payable, due August 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	August 2013
Secured Convertible Notes, due June through August 2014
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	June through August 2014
Convertible Notes, due March 2015
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	March 2015, interest at 10
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Convertible Term Loan, due December 2016
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	December 2016
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Convertible, Subordinated Notes, due March 2012
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	March 2012
Debt Instrument, Interest Rate During Period	6.00%
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Convertible Subordinated Note, due April 2015
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	April 2015
Series Subordinated Notes, due from December 2014 through March 2015
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	December 2014 through March 2015
Debt Instrument, Interest Rate During Period	12.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	9.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	25.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	28.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	261.00%
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Note Payable, due March 2014
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	March 2014
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Convertible Series Notes, due September 2014
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	September 2014
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Interest Rate, Effective Percentage	27.00%